Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information
Segment Information

19. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in three reportable segments: wealth management, asset management and, lending and other financial service. The Group’s CODM does not review balance sheet information of the segments.

Segment information of the Group’s business is as follow:

	Year Ended December 31, 2018 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	731,424	1,585	—	733,009
Recurring service fees	571,782	22,074	—	593,856
Performance-based income	42,570	531	—	43,101
Other service fees	113,570	8,225	240,091	361,886
Total revenues from others	1,459,346	32,415	240,091	1,731,852
Revenues from funds Gopher manages
One-time commissions	292,899	2,085	—	294,984
Recurring service fees	564,228	618,465	—	1,182,693
Performance-based income	1,739	98,794	—	100,533
Total revenues from funds Gopher manages	858,866	719,344	—	1,578,210
Total revenues	2,318,212	751,759	240,091	3,310,062
Less: VAT related surcharges	(12,206)	(3,228)	(5,020)	(20,454)
Net revenues	2,306,006	748,531	235,071	3,289,608
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(631,234)	—	(2,365)	(633,599)
Performance-based compensation	—	(21,175)	—	(21,175)
Other compensations	(534,516)	(251,923)	(122,979)	(909,418)
Total compensation and benefits	(1,165,750)	(273,098)	(125,344)	(1,564,192)
Selling expenses	(367,589)	(22,200)	(22,931)	(412,720)
General and administrative expenses	(164,802)	(80,873)	(34,400)	(280,075)
Provision for credit losses	—	—	688	688
Other operating expenses	(54,291)	(25,310)	(89,767)	(169,368)
Government subsidies	53,620	6,148	2,815	62,583
Total operating cost and expenses	(1,698,812)	(395,333)	(268,939)	(2,363,084)
Income (loss) from operations	607,194	353,198	(33,868)	926,524

	Year Ended December 31, 2019 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	688,652	2,208	—	690,860
Recurring service fees	520,013	4,679	—	524,692
Performance-based income	23,333	104	—	23,437
Other service fees	222,912	4,274	295,772	522,958
Total revenues from others	1,454,910	11,265	295,772	1,761,947
Revenues from funds Gopher manages
One-time commissions	239,409	1,399	—	240,808
Recurring service fees	635,437	685,336	—	1,320,773
Performance-based income	97	89,551	—	89,648
Total revenues from funds Gopher manages	874,943	776,286	—	1,651,229
Total revenues	2,329,853	787,551	295,772	3,413,176
Less: VAT related surcharges	(10,574)	(3,971)	(6,819)	(21,364)
Net revenues	2,319,279	783,580	288,953	3,391,812
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(625,044)	—	—	(625,044)
Performance-based compensation	—	(31,283)	—	(31,283)
Other compensations	(607,336)	(248,612)	(98,495)	(954,443)
Total compensation and benefits	(1,232,380)	(279,895)	(98,495)	(1,610,770)
Selling expenses	(287,541)	(26,661)	(17,144)	(331,346)
General and administrative expenses	(194,908)	(71,805)	(29,779)	(296,492)
Provision for credit losses	(121,572)	(3,800)	(5,351)	(130,723)
Other operating expenses	(103,846)	(25,978)	(66,969)	(196,793)
Government subsidies	58,704	15,878	14,696	89,278
Total operating cost and expenses	(1,881,543)	(392,261)	(203,042)	(2,476,846)
Income from operations	437,736	391,319	85,911	914,966

	Year Ended December 31, 2020 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	677,726	1,288	—	679,014
Recurring service fees	697,140	3,017	—	700,157
Performance-based income	180,385	144	—	180,529
Other service fees	123,458	7,451	65,242	196,151
Total revenues from others	1,678,709	11,900	65,242	1,755,851
Revenues from funds Gopher manages
One-time commissions	88,520	41,303	—	129,823
Recurring service fees	587,307	642,735	—	1,230,042
Performance-based income	24,920	184,076	—	208,996
Total revenues from funds Gopher manages	700,747	868,114	—	1,568,861
Total revenues	2,379,456	880,014	65,242	3,324,712
Less: VAT related surcharges	(13,123)	(4,521)	(1,242)	(18,886)
Net revenues	2,366,333	875,493	64,000	3,305,826
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(613,101)	—	(898)	(613,999)
Performance-based compensation	—	(85,413)	—	(85,413)
Other compensations	(486,668)	(254,278)	(63,654)	(804,600)
Total compensation and benefits	(1,099,769)	(339,691)	(64,552)	(1,504,012)
Selling expenses	(228,853)	(34,302)	(8,537)	(271,692)
General and administrative expenses	(197,511)	(59,440)	(20,928)	(277,879)
Provision for credit losses	(3,785)	(251)	(4,047)	(8,083)
Other operating expenses	(76,983)	(6,443)	(15,614)	(99,040)
Government subsidies	58,046	24,443	30,867	113,356
Total operating cost and expenses	(1,548,855)	(415,684)	(82,811)	(2,047,350)
Income (loss) from operations	817,478	459,809	(18,811)	1,258,476

The following table summarizes the Group’s revenues generated by the different geographic location.

	Year Ended December 31, 2018 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland of China	1,750,754	565,137	240,091	2,555,982
Hong Kong	565,061	185,990	—	751,051
Others	2,397	632	—	3,029
Total revenues	2,318,212	751,759	240,091	3,310,062

	Year Ended December 31, 2019 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland of China	1,494,742	676,837	295,772	2,467,351
Hong Kong	633,168	99,957	—	733,125
Others	201,943	10,757	—	212,700
Total revenues	2,329,853	787,551	295,772	3,413,176

	Year Ended December 31, 2020 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland of China	1,787,611	742,743	65,242	2,595,596
Hong Kong	452,810	111,431	—	564,241
Others	139,035	25,840	—	164,875
Total revenues	2,379,456	880,014	65,242	3,324,712

Substantially all of the Group’s revenues are derived from, and its assets are located in the mainland of China and Hong Kong.